Property, plant and equipment (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 517,403	$ 473,646	$ 522,611
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	64,368	61,773	87,000
seismic and other exploratory assets [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	53,764	53,523	64,094
Exploration Wells [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,604	$ 8,250	$ 22,906
Exploration Wells [Member] | Exploration and evaluation assets [member] | Period of capitalization less than one year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,488
Exploration Wells [Member] | Exploration and evaluation assets [member] | Period of capitalization more than one year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 6,116